Estimated Fair Values of Financial Instruments Held or Issued for Purposes Other Than Trading (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Cash and cash equivalents	$ 38,590	$ 34,100
Interest-bearing time deposits with other banks		3,892
Available-for-sale securities	87,449	91,820
Federal Home Loan Bank stock	2,196	589
Loans held-for-sale	2,909
Loans, net	277,539	239,465
Accrued interest receivable	1,074	1,019
Financial liabilities:
Deposits	358,961	340,857
Securities sold under agreements to repurchase	4,390	3,569
Federal Home Loan Bank advances	30,000
Carrying Value
Financial assets:
Cash and cash equivalents	38,590	34,100
Interest-bearing time deposits with other banks		3,789
Available-for-sale securities	87,449	91,820
Federal Home Loan Bank stock	2,196	589
Loans held-for-sale	2,861
Loans, net	276,875	223,290
Accrued interest receivable	1,074	1,019
Financial liabilities:
Deposits	358,504	340,409
Securities sold under agreements to repurchase	4,390	3,569
Federal Home Loan Bank advances	30,000
Quoted Prices in Active Markets for Identical Assets Level 1
Financial assets:
Cash and cash equivalents	38,590	34,100
Federal Home Loan Bank stock	2,196	589
Accrued interest receivable	1,074	1,019
Significant Other Observable Inputs Level 2
Financial assets:
Interest-bearing time deposits with other banks		3,892
Available-for-sale securities	87,449	91,820
Financial liabilities:
Deposits	358,961	340,857
Securities sold under agreements to repurchase	4,390	3,569
Federal Home Loan Bank advances	30,000
Significant Unobservable Inputs Level 3
Financial assets:
Loans held-for-sale	2,909
Loans, net	$ 277,539	$ 239,465